Revenues (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

The following table presents the Company’s revenue disaggregated by sales recorded over-time and sales recorded at a point in time for the nine months ended September 30, as follows (in thousands):

	2019	2020
Over-time Revenues	$383,135	$620,447
Point in time Revenues	40,054	71,649

Total Revenue	$423,189	$692,096

The following table presents the Company’s revenue disaggregated by sales recorded over-time and sales recorded at a point in time for the year ended December 31, 2019 as follows (in thousands):

2019
Over-time Revenues	$599,863
Point in time Revenues	48,036

Total Revenue	$647,899